Equity-Based Compensation (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 2,570	$ 2,157	$ 10,385	$ 2,122	$ 1,114
Cost of revenue
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	165		219
Sales and marketing
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	507		783
Product development
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	584		1,696
General and administrative
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 1,314	$ 2,157	$ 7,687	$ 2,122	$ 1,114